Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Summary of Goodwill and Other Intangible Assets
(a)	Goodwill and other intangible assets as of December 31, 2024 and 2025 are as follows:

	2024					2025
(in millions of Won)	Acquisition cost		Accumulated amortization and impairment loss	Government grants	Book value	Acquisition cost	Accumulated amortization and impairment loss	Government grants	Book value
Goodwill	￦	1,722,390	(1,364,539)	—	357,851	2,191,311	(1,364,539)	—	826,772
Intellectual property rights		5,670,769	(2,423,252)	—	3,247,517	6,119,689	(2,744,031)	—	3,375,658
Membership		137,619	(1,511)	—	136,108	141,506	(2,268)	—	139,238
Development expense		742,816	(647,701)	(74)	95,041	903,361	(702,608)	—	200,753
Port facilities usage rights		681,530	(513,534)	—	167,996	681,530	(528,378)	—	153,152
Exploration and evaluation assets		276,599	(161,290)	—	115,309	322,795	(175,782)	—	147,013
Development assets		86,792	(81)	—	86,711	83,664	(323)	—	83,341
Customer relationships		859,035	(713,336)	—	145,699	871,650	(755,404)	—	116,246
Other intangible assets		1,240,979	(818,341)	(46)	422,592	1,283,895	(832,388)	(151)	451,356

	￦	11,418,529	(6,643,585)	(120)	4,774,824	12,599,401	(7,105,721)	(151)	5,493,529

Changes in Carrying Amount of Goodwill and Other Intangible Assets
(b)	Changes in carrying amount of goodwill and other intangible assets for the years ended December 31, 2024 and 2025 are as follows:

1)	For the year ended December 31, 2024

(in millions of Won)	Beginning		Acquisitions	Business combination	Disposals	Amortization	Impairment loss	Others(* 2)	Ending
Goodwill	￦	403,172	—	282	—	—	(46,958)	1,355	357,851
Intellectual property rights		3,029,651	353,175	—	(240)	(272,730)	—	137,661	3,247,517
Membership(* 1)		138,184	1,716	—	(4,179)	(180)	29	538	136,108
Development expense		126,818	15,913	—	(22)	(63,684)	(692)	16,708	95,041
Port facilities usage rights		182,411	—	—	—	(14,415)	—	—	167,996
Exploratation and evaluation assets		163,446	21,024	—	—	—	—	(69,161)	115,309
Development assets		10,235	543	—	—	(76)	—	76,009	86,711
Customer relationships		196,895	—	—	—	(44,478)	—	(6,718)	145,699
Other intangible assets		463,972	118,563	—	(102,012)	(58,126)	(252)	447	422,592

	￦	4,714,784	510,934	282	(106,453)	(453,689)	(47,873)	156,839	4,774,824

(*1)	Estimated useful life of membership is indefinite.
(*2)
Represents assets transferred from
construction-in-progress
to intangible asset and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

2)	For the year ended December 31, 2025

(in millions of Won)	Beginning		Acquisitions	Business combination(*3)	Disposals	Amortization	Impairment loss	Others(*2)	Ending
Goodwill	￦	357,851	—	466,537	(461)	—	—	2,845	826,772
Intellectual property rights		3,247,517	377,414	—	(4)	(289,446)	(30,426)	70,603	3,375,658
Membership(*1)		136,108	7,243	—	(4,892)	(238)	(519)	1,536	139,238
Development expense		95,041	12,089	—	—	(50,481)	(6,124)	150,228	200,753
Port facilities usage rights		167,996	—	—	—	(14,844)	—	—	153,152
Exploratation and evaluation assets		115,309	44,097	—	(22)	—	(14,548)	2,177	147,013
Development assets		86,711	—	—	—	—	—	(3,370)	83,341
Customer relationships		145,699	—	—	—	(42,068)	—	12,615	116,246
Other intangible assets		422,592	162,142	88,338	(563)	(68,858)	(1)	(152,294)	451,356

	￦	4,774,824	602,985	554,875	(5,942)	(465,935)	(51,618)	84,340	5,493,529

(*1)	Estimated useful life of membership is indefinite.
(*2)
Represents assets transferred from
construction-in-progress
to intangible asset and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

(*3)
During the year ended December 31, 2025, as entities such as PT. Prime Agri Resources were consolidated as subsidiaries, the Company included the resulting increase in goodwill and other intangible assets in business combination.

Allocation of Goodwill to Individually Operating Entities Which are Determined to be CGUs
(c)	The Company’s cash generating units (CGUs) and carrying amounts of goodwill allocated to CGUs as of December 31, 2024 and 2025 are as follows:

(in millions of Won)		Total number of CGUs
Reportable segments		2024	2025	CGUs	2024		2025
Steel		9	9	CHEMGAS KOREA CO.,LTD.	￦	—	39,378
				POSCO Center Beijing		192	195
				Others		13,748	12,865
Infrastructure	Trading	5	6	POSCO INTERNATIONAL Corporation — Global Business Division(*1)		240,092	240,092
				POSCO INTERNATIONAL Corporation — Energy Division		26,471	26,471
				PT. Prime Agri Resources		—	425,529
				Others		8,205	9,374
	Construction	1	1	POSCO WIDE Co., Ltd		32,585	32,585
	Logistics and others	2	2	Shinan Green Energy Co., Ltd.		108	108
Rechargeable		3	3	POSCO FUTURE M CO., LTD		8,800	8,800
Battery				Posco Silicon Solution Co., Ltd		27,542	31,155
Materials				Zhangjiagang Pohang Refractions Co., Ltd.		108	108
Others		—	1	Others		—	112

		20	22		￦	357,851	826,772

(*1)
The recoverable amount of POSCO INTERNATIONAL Corporation – Global Business Division, a subsidiary in the Infrastructure – Trading segment, is determined based on its value in use by an independent external valuer. As of December 31, 2025, the value in use is estimated by applying a
 5.51% (2024: 7.37%)
post-tax
discount rate to the future cash flows estimated based on management’s
5-year
business plan and terminal growth rate of 1.0% (2024: 1.0%) thereafter. The terminal growth rate does not exceed long-term growth rate of its industry. No impairment loss on goodwill was recognized for the year ended December 31, 2025 as the recoverable amount exceeded the carrying amount of the CGU.